Restructuring Reserve - Schedule of Changes in Restructuring Reserve Included in Other Non-Current Liabilities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				0 Months Ended	1 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2009	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 01, 2012 Predecessor [Member]	Feb. 14, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance		$ 5	$ 6	$ 11	$ 10	$ 10		$ 4	$ 6
Business acquisition										11
Incurred and charged to expense	4				1	1	11
Cash payments					(2)	(2)	(1)	(4)	(1)	(5)
Ending Balance		$ 5	$ 6	$ 11			$ 10		$ 5	$ 6